Long-term Debt (Details Textual) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	Sep. 30, 2020	Apr. 07, 2020
Paycheck Protection Program loan payable		$ 1,257,000
Company owes the Lender	$ 1,257,000